INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
INVENTORIES
Concentrate	$ 968	$ 1,094
Ore stockpile	15,417	620
Materials and supplies	15,400	4,238
Gold In Circuit	902
Gold Bullion	2,430
Silver Bullion	3	3
Total inventories	$ 35,120	$ 5,955